OTHER ASSETS	12 Months Ended
Dec. 31, 2025
OTHER ASSETS
OTHER ASSETS

8.OTHER ASSETS

	As of December 31,
	2024	2025

	(HK$ in thousands)
Current:
Deposit	41,222	94,879
Prepaid withholding tax	32,276	75,295
Staff advances	5,734	4,862
Others	81,098	50,442
Total	160,330	225,478
Non-current:
Refundable deposit	1,640,742	2,871,513
Property and equipment, net	187,584	164,051
Deferred tax assets (Note 23)	111,871	205,860
Goodwill	—	110,203
Intangible assets, net	85,644	109,804
Total	2,025,841	3,461,431